Note 26 - Cash Flow Disclosures - Cash Flow Disclosures (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Inventories	$ (176,443)	$ (804,415)	$ 244,720
Receivables and prepayments and Current tax assets	30,144	(4,564)	53,639
Trade receivables	(517,579)	(259,375)	146,824
Other liabilities	(22,984)	4,226	(79,046)
Customer advances	5,976	17,039	(95,112)
Trade payables	(57,066)	193,905	59,939
	(737,952)	(853,184)	330,964
Income tax accruals less payments
Tax accrued	229,207	(17,136)	41,441
Taxes paid	(170,713)	(176,853)	(169,520)
	58,494	(193,989)	(128,079)
Interest accruals less payments, net
Interest accrued	(2,914)	(20,534)	(43,872)
Interest received	40,613	50,001	60,163
Interest paid	(31,548)	(17,917)	(18,858)
	6,151	11,550	(2,567)
Cash at banks, liquidity funds and short - term investments	428,361	330,221	399,900
Bank overdrafts	(1,644)	(131)	(1,320)
	$ 426,717	$ 330,090	$ 398,580	$ 286,198